Investments - Changes in Credit-related OTTI Recognized (Details) - USD ($) $ in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Balance, beginning of period		$ 0.0	$ 3.8	$ 4.4
Increases recognized in the current period, for which an OTTI was not previously recognized		4.1	1.5	0.2
Increases recognized in the current period, for which an OTTI was previously recognized		0.9	0.0	0.0
Decreases attributable to securities sold or paid down during the period		(0.6)	(0.9)	(0.8)
Balance, end of period	$ 0.0	4.4	$ 4.4	$ 3.8
Predecessor Company
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Balance, beginning of period	27.7	$ 27.3
Increases recognized in the current period, for which an OTTI was not previously recognized	0.0
Increases recognized in the current period, for which an OTTI was previously recognized	0.0
Decreases attributable to securities sold or paid down during the period	(0.4)
Balance, end of period	$ 27.3